Consolidated Statement of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalent	$ 12,119	$ 10,417
Loans receivable	47,227	88,655
Prepaid expenses, deposits and other assets	2,994	3,248
Investment portfolio	18,445	20,790
Deferred costs		137
Property and equipment	892	1,773
Right-of-use assets	3,879	4,821
Intangible assets	18,912	21,257
Total assets	104,468	151,098
Liabilities
Accounts payable and accruals	7,843	11,254
Lease liabilities	4,336	5,208
Credit facilities	37,644	76,472
Debentures	40,658	44,039
Convertible debentures	8,751	12,373
Total liabilities	99,232	149,346
Shareholders’ Equity
Share capital	106,730	94,500
Contributed surplus	13,560	8,861
Deficit	(115,054)	(101,609)
Total shareholders’ equity	5,236	1,752
Total equity and liabilities	$ 104,468	$ 151,098